Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-38323
Entity Registrant Name	AZORA THERAPEUTICS, INC.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16501 Ventura Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	818
Local Phone Number	253-9118
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false